Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Sep. 01, 2011
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 year	(3.98%)
5 years	2.18%
10 years	3.81%
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	(4.10%)
5 years	2.09%
10 years	3.67%
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	(1.05%)
5 years	2.44%
10 years	3.84%
(Columbia Massachusetts Tax-Exempt Fund) | Class A Shares | returns before taxes (without sales charge)
Average Annual Return:
1 year	0.81%
5 years	3.18%
10 years	4.32%
(Columbia Massachusetts Tax-Exempt Fund) | Barclays Capital Massachusetts Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	1.96%
5 years	4.45%
10 years	4.99%
(Columbia Massachusetts Tax-Exempt Fund) | Lipper Massachusetts Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 year	0.82%
5 years	2.94%
10 years	3.93%
(Columbia Massachusetts Tax-Exempt Fund) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.38%
5 years	4.09%
10 years	4.83%
(Columbia New York Tax-Exempt Fund) | Class A Shares
Average Annual Return:
1 year	(3.45%)
5 years	2.35%
10 years	3.86%
(Columbia New York Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 year	(3.49%)
5 years	2.18%
10 years	3.74%
(Columbia New York Tax-Exempt Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 year	(0.82%)
5 years	2.60%
10 years	3.91%
(Columbia New York Tax-Exempt Fund) | Class A Shares | returns before taxes (without sales charge)
Average Annual Return:
1 year	1.37%
5 years	3.35%
10 years	4.36%
(Columbia New York Tax-Exempt Fund) | Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.38%
5 years	4.09%
10 years	4.83%
(Columbia New York Tax-Exempt Fund) | Barclays Capital New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 year	2.44%
5 years	4.27%
10 years	4.86%
(Columbia New York Tax-Exempt Fund) | Lipper New York Municipal Debt Funds Classification (reflects no deductions for taxes)
Average Annual Return:
1 year	1.63%
5 years	2.91%
10 years	3.86%